Intangible Assets - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)
Disclosure of detailed information about intangible assets [line items]
Term of agreement based on which discount rate is applied	25 years	25 years
Impairment loss recognised in profit or loss, intangible assets other than goodwill	₨ 812	$ 9
Ostro Energy Group [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill		$ 812
Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Term of agreement based on which discount rate is applied	12 years	12 years
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Term of agreement based on which discount rate is applied	18 years	18 years